SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Long-term deposits and deferred expenses			$ 76	¥ 544	¥ 5,205
Long-term loan to third parties					5,861
Long-term prepayment for service fee	1,806	13,182	1,899	13,481	8,000
Advance payment for decoration and equipment					53,792
Other non-current assets	1,806	13,182	1,975	14,025	72,858
Less: other non-current assets of the discontinued operations			(39)	(279)
Other non-current assets of the continued operations	$ 1,806	¥ 13,182	$ 1,936	¥ 13,746	¥ 72,858